Other financial assets (Details Narrative) - BRL (R$) R$ in Millions				12 Months Ended
	Jan. 16, 2025	Sep. 23, 2024	Jan. 16, 2024	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investment fund				R$ 339	R$ 212
Commitment to boosting the development	R$ 85	R$ 185	R$ 185
E X A [Member]
IfrsStatementLineItems [Line Items]
Acquisition percentage				27.00%
Acquisition consideration amount				R$ 174
Acquisition fair value amount				R$ 175